Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Liabilities

	Year Ended December 31,
	2019 $	2018 $
Voyage and vessel	48,526	23,922
Corporate accruals	463	1,587
Interest and dividends	2,610	6,678
Payroll and benefits (note 16f)	8,136	8,669
Accrued liabilities	59,735	40,856